Segments - Reconciliation of Segment Revenue to Consolidated Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Revenues, adjusted					$ 75,204	$ 67,686
Total revenues	$ 11,439	$ 12,706	$ 43,619	$ 40,799	49,790	46,582
Net premiums	(4,492)	(4,084)	(12,743)	(11,414)	(15,479)	(17,288)
Unrealized gain/(loss) on investments			11,216	1,877	(8,449)	14,778
Operating Segments
Segment Reporting Information [Line Items]
Revenues, adjusted	16,954	19,114	51,430	56,996
Total revenues	11,439	12,706	43,619	40,799
Asset Management
Segment Reporting Information [Line Items]
Revenues, adjusted					21,727	17,484
Interest income	275	274	814	817	1,091	1,087
Total revenues	2,763	3,579	9,913	11,073	15,009	11,541
Unrealized gain/(loss) on investments	1,043	(34)	2,670	(1,293)
Other income	251	69	556	69	69	0
Asset Management | Variable Interest Entity, Primary Beneficiary
Segment Reporting Information [Line Items]
Total revenues					0	964
Unrealized gain/(loss) on investments					0	544
Asset Management | Intersegment Eliminations
Segment Reporting Information [Line Items]
Interest income	(275)	(274)	(814)	(817)	(1,091)	(1,087)
Other Nonoperating Income	(262)	0	(262)	0
Asset Management | Operating Segments
Segment Reporting Information [Line Items]
Revenues, adjusted	4,920	5,354	15,389	16,349
Interest income	275	274	814	817	1,091	1,087
Other income	(11)	69	294	69	69	0
Other Nonoperating Income	(262)	0	(262)	0
Asset Management | Operating Segments | Variable Interest Entity, Primary Beneficiary
Segment Reporting Information [Line Items]
Total revenues					0	964
Asset Management | Reconciling Item | Variable Interest Entity, Primary Beneficiary
Segment Reporting Information [Line Items]
Management fees					0	(611)
Asset Management | Management fees | Intersegment Eliminations
Segment Reporting Information [Line Items]
Management fees	1,620	1,501	4,400	4,459	(5,627)	(4,245)
Asset Management | Management fees | Operating Segments
Segment Reporting Information [Line Items]
Management fees	3,471	4,264	12,300	12,638	16,758	13,990
Asset Management | Incentive fees | Operating Segments
Segment Reporting Information [Line Items]
Management fees	431	742	1,208	2,653	3,198	1,283
Insurance Solutions
Segment Reporting Information [Line Items]
Revenues, adjusted					53,477	50,202
Total revenues	8,676	9,127	33,706	29,726	34,781	35,041
Net premiums	(4,492)	(4,084)	(12,743)	(11,414)	(15,479)	(17,288)
Product charges	184	89	1,766	196	266	134
Unrealized gain/(loss) on investments					(9,651)	(3,265)
Other income	76	86	230	244	541	1,013
Insurance Solutions | Variable Interest Entity, Primary Beneficiary
Segment Reporting Information [Line Items]
Total revenues	2,797	3,757	9,979	12,400	15,082	16,889
Unrealized gain/(loss) on investments	(1,405)	(977)	(2,194)	(2,004)	(3,177)	(2,303)
Insurance Solutions | Intersegment Eliminations
Segment Reporting Information [Line Items]
Management fees	1,620	1,501	4,400	4,459	5,627	4,245
Insurance Solutions | Operating Segments
Segment Reporting Information [Line Items]
Revenues, adjusted	12,034	13,760	36,041	40,647
Net premiums	(4,492)	(4,084)	(12,743)	(11,414)
Product charges	184	89	1,766	196
Unrealized gain/(loss) on investments	(746)	(2,225)	4,012	(4,406)	(9,651)	(3,265)
Other income	76	86	230	244	$ 541	$ 1,013
Insurance Solutions | Reconciling Item
Segment Reporting Information [Line Items]
Management fees	$ 1,620	$ 1,501	$ 4,400	$ 4,459